Parent Company Only, Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses [Abstract]
Professional services	$ 6,675	$ 6,245	$ 5,577
Total noninterest expense	105,727	111,297	100,319
Income before income taxes	64,046	77,613	99,417
Income tax benefit	15,213	18,967	24,183
Net income	48,833	58,646	75,234
Change in other comprehensive income	9,376	13,957	(39,341)
Comprehensive income	58,209	72,603	35,893
TrustCo Bank Corp NY [Member]
Statements of Comprehensive Income [Abstract]
Dividends and interest from subsidiaries	34,244	34,220	34,125
Net gain on securities transactions	0	0	0
Miscellaneous income	0	0	0
Total income	34,244	34,220	34,125
Expenses [Abstract]
Operating supplies	0	0	0
Professional services	865	972	585
Miscellaneous expense	408	1,371	1,752
Total noninterest expense	1,273	2,343	2,337
Income before income taxes	32,971	31,877	31,788
Income tax benefit	(228)	(530)	(559)
Income before subsidiaries' undistributed earnings	33,199	32,407	32,347
Equity in undistributed earnings of subsidiaries	15,634	26,239	42,887
Net income	48,833	58,646	75,234
Change in other comprehensive income	9,376	13,957	(39,341)
Comprehensive income	$ 58,209	$ 72,603	$ 35,893